GOODWILL AND INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2024
GOODWILL AND INTANGIBLE ASSETS
13. GOODWILL AND INTANGIBLE ASSETS
The changes in the carrying amount of goodwill are as follows:

Balance at December 31, 2022	$430,711
Acquired goodwill	25,547
Foreign currency translation adjustment	890

Balance at December 31, 2023	457,148
Acquired goodwill	2,469
Adjustment to goodwill related to 2023 acquisition	(12)
Foreign currency translation adjustment	(7,747)

Balance at December 31, 2024	$451,858

Intangible assets are comprised of the following:

December 31,	Estimated Useful Lives in Years	2024	2023
Indefinite lived intangible assets - Trade names, trademarks, and distribution rights		$165,910	$174,779
Finite lived intangible assets:
Customer relationships	7-18	107,149	110,489
Patented and unpatented technology	7	1,517	1,650
Trade name	10	4,293	1,150
Accumulated amortization		(70,397)	(69,922)

Finite lived intangible assets, net		42,562	43,367

		$208,472	$218,146

Amortization expense related to finite lived intangible assets included in selling, general and administrative expenses for the years ended December 31, 2024, 2023, and 2022, were $5,431, $4,323, and $4,709, respectively.
Based on the finite lived intangible assets recorded at December 31, 2024, annual amortization for the next five years is expected to approximate the following:

2025	$5,200
2026	$5,100
2027	$3,400
2028	$2,500
2029	$2,500